Business Combination - Summary Of The Allocation Of The Purchase Price (Detail) - CAD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 08, 2023	Dec. 31, 2022
Allocation of purchase price
Deferred tax liabilities	$ (40,892)	$ 147		$ (28,491)
CWC Energy Services Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued	947,807		947,807
Share price at issuance	$ 79.75
Common shares	$ 75,588
Cash	13,726		$ 14,000
Fair value of consideration transferred	89,314		$ 89,000
Allocation of purchase price
Cash	13,080
Accounts receivable	41,641
Property, plant and equipment	140,965
Intangibles	3,000
Right-of-use assets	1,466
Accounts payable and accrued liabilities	(22,260)
Long-term debt	(60,387)
Lease obligations	(1,466)
Deferred tax liabilities	(964)
Gain on acquisition	(25,761)
Fair value of Acquired Net Assets	$ 89,314